Other Investments	12 Months Ended
Dec. 31, 2011
Other Investments Disclosure [Abstract]
Other Investments
Note 7.  Other Investments

On December 19, 2011, the Company established a single-member limited liability company (“LLC”) to facilitate the purchase of federal NMTC through an investment structure designed by a local Community Development Entity.  The LLC will not conduct any business apart from its role in the NMTC financing structure.  The NMTC equity investment generated $170,750 in credits against the Company’s federal income tax liability for the year ended December 31, 2011.  The carrying value of the NMTC equity investment was $824,742 at December 31, 2011 and is included in other assets.

The Company has purchased from time to time interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income Vermonters located in northeastern and central Vermont.  The tax credits from these investments were estimated at $534,076 for the year ended December 31, 2011 and $534,808 for the year ended December 31, 2010.  Expenses related to amortization of the investments in the limited partnerships are recognized as a component of "other expenses", and were $479,346 and $495,592 for 2011 and 2010, respectively.  The carrying values of the limited partnership investments were $3,769,898 and $2,431,244 at December 31, 2011 and 2010, respectively and are included in other assets.

The Bank has a one-third ownership interest in a nondepository trust company, CFSG, based in Newport, Vermont, which is held indirectly through Community Financial Services Partners, LLC ("Partners"), a Vermont limited liability company that owns 100% of the limited liability company equity interests of CFSG.  The Bank accounts for its investment in Partners under the equity method of accounting.  The Company's investment in Partners, included in other assets, amounted to $516,946 as of December 31, 2011 and $369,167 as of December 31, 2010.  The Company recognized income of $147,779 for 2011 and income of $70,344 for 2010.